UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2016

Date of reporting period:  February 29, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

February 29, 2016

Fiera Capital STRONG Nations Currency Fund

Institutional Class
(SCAFX)

Investment Adviser

Fiera Capital Inc.
375 Park Avenue, 8th Floor
New York, New York  10152

Phone: 1-844-GOFIERA (1-844-463-4372)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	9

INVESTMENT HIGHLIGHTS	11

SCHEDULE OF INVESTMENTS	14

SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS	17

STATEMENT OF ASSETS AND LIABILITIES	18

STATEMENT OF OPERATIONS	19

STATEMENTS OF CHANGES IN NET ASSETS	20

FINANCIAL HIGHLIGHTS	21

NOTES TO FINANCIAL STATEMENTS	22

NOTICE OF PRIVACY POLICY & PRACTICES	32

ADDITIONAL INFORMATION	33

Dear Shareholder,

Management Discussion of Fund Performance

Since our last shareholder report, currency markets have remained volatile and the dollar largely ascendant. In the Fiera Capital STRONG Nations Currency Fund (“SCAFX” or “Fund”), we seek to deliver to our investors the diversification benefits of currencies as an asset class, while using risk management disciplines that guide us in our effort to reduce volatility and mitigate periods of drawdown. As the chart below on our U.S. Dollar Hedge Position highlights, we maintained a meaningful hedge throughout this period.

Source: Fiera Capital Inc.

Our decision to maintain a hedged position was greatly influenced by the series of proprietary technical studies we have developed. These technical studies, largely focused on a range of momentum moving average measures for each currency in our solution set and for various benchmarks, inform our decision to hedge or even eliminate positions. In addition to these technical studies, our currency selection process and risk management is informed by our STRONG nations screening process, a consideration of relative central bank policy, national growth and inflation rates, as well as forward looking market indicators such as national equity market behavior.

FIERA CAPITAL STRONG NATIONS
CURRENCY FUND TOTAL RETURNS

AS OF	INSTITUTIONAL
FEBRUARY 29, 2016	(SCAFX)
Calendar YTD	1.90%
6 Month	-1.13%
1 Year	-4.65%
3 Year	-5.86%
Ann. Since Inception
(8/31/12)	-5.11%

Past performance is no guarantee of future results.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-GOFIERA. The Gross Expense Ratio is 1.08% (Institutional Class). Effective May 30, 2014 Investor Class shares were closed and converted into the Fund’s Institutional Class shares.

During the past six months, as shown in the data below, many currencies generated meaningful losses, many well in excess of the return generated by our Fund. Much of this investment period was dominated by a market view that the Fed would begin a tightening cycle, which supported a strengthening dollar. While we do not believe the Fed will embark on an aggressive tightening cycle, the market discounted this possibility and the dollar remained buoyant.

Source: Bloomberg

Past performance is no guarantee of future results.

Once the Fed actually tightened in late 2015, the fragility of the global investment psyche was exposed. Market psychology rapidly shifted from risk-on, to risk-off. The year 2016 began with a sell-off in global equities, a collapse in the oil markets, and a panic in the high yield bond markets, due to fresh concerns about the health of the Chinese economy and imbalances in the energy markets.

Source: Bloomberg

The decline in commodities, oil in particular, and the steep drop in stocks, led us to conclude that the Fed was likely to tighten at a much slower pace than market expectations would imply. We also concluded that both the European Central Bank and the Bank of Japan would embark on further pro-growth measures (bond buying, negative rates). Considering that the strength of the dollar had become a liability to global financial market stability, we also concluded that the Fed would take every measure reasonable to delay tightening as this would undercut the strength of the dollar.

During the month of January, as argued by our internal models and in keeping with our risk management discipline and our intent to limit volatility, we maintained a substantial hedged posture with respect to our foreign currency exposures. However, as Chinese policy makers began providing the necessary support to stabilize their currency and equity markets, and other major central banks adopted a more accommodative economic policy posture, we began to meaningfully add to currency exposure in our solution set of commodity and growth oriented currencies.  We also concluded, based on our analysis of foreign economic data, that overseas economies, particularly those of the STRONG nations, were in better shape than discounted by the markets. While this fundamental view supported our decision to begin reducing our hedges, our internal models also began to signal a shift in the direction of the dollar. As a result, we reduced our hedged position to the lowest levels since the first half of 2015. This allowed us to participate in the STRONG Currency rally that unfolded in the first 2 months of 2016. Considering the volatility, we are pleased with the Fund’s performance, up 1.90% for the first 2 months of 2016.

Looking forward, we expect to maintain a more fully invested posture in the year ahead than in 2015. While the world is filled with uncertainty, as long as foreign economies remain stable, overseas central banks accommodative, and the Chinese economy stable, we believe that STRONG nations currencies should perform well against the dollar and large cap currencies like the Euro. We continue to maintain a short position against the Euro, which is supported by our statistical rich/cheap analysis of the Euro based on rolling foreign exchange returns. Certainly, if the Fed adopts a more hawkish posture, and tightens aggressively, the dollar will likely strengthen more than expectations. Also, if China were to devalue its currency sharply, it could unleash a new wave of volatility that would likely pressure the value of STRONG currencies. At this time, we believe it is in China’s interest to maintain a more stable currency regime and as shown in the recent People’s Congress, greater reliance on fiscal policy could be used to strengthen China’s economy. In that context, we are increasingly comfortable with maintaining and building positions associated with China’s growth cycle.

Definitions and Disclosures

Investment Terms

•	Correlation is a statistical measure of how two securities move in relation to each other.

Index Definitions

•	The Chicago Board Options Exchange Volatility Index (VIX) is an expectation of 30-day future price volatility implied by options contract prices.

•	MOVE index is the yield curve weighted index of the normalized implied volatility on 1-month Treasury options. It is the weighted average of volatilities on the CT2, CT5, CT10, and CT30.

•	S&P 500 Index® is a benchmark representation of the U.S. 500 large-cap equities market.

•	S&P GSCI® is a composite index of commodity sector returns which represents a broadly diversified, unleveraged, long-only position in commodity futures.

•	US Dollar Index is a measure of the value of the U.S. dollar relative to a majority of its most significant trading partners.

•	JPM EM Volatility Index follows implied volatility on emerging market currencies versus the U.S. dollar.

A currency is a form of monetary units issued by a sovereign nation as a mode of exchange.  Currencies are stores of value subject to trading between nations and investors in foreign exchange markets, which determine the relative value of different currencies.  The value of a currency is determined in comparison to another reference currency; thus, the value of one currency relative to another could rise due to strengthening economic conditions in the first nation and/or weakening economic conditions in the second.  Since governments and their constituent central banks retain control over coinage and issuance, the value of currencies may also be affected by government fiscal policy, central bank monetary action, and trade policy (including tariffs, currency pegs, and capital controls).  Further, non-US Dollar-denominated short duration fixed income securities often proxy for currencies, but like other fixed income securities, introduce an element of interest rate risk as well.

A stock is a security representing an equity, or ownership interest, in a company.  Stocks are generally perceived to have more financial risk than bonds in that bond holders have a claim on firm operations or assets that is senior to that of equity holders.  In addition, stock prices are generally more volatile than bond prices.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  A stock may trade with more or less liquidity than a bond depending on the number of shares and bonds outstanding, the size of the company, and the demand for the securities.  Similarly, the transaction costs involved in trading a stock may be more or less than a particular bond depending on the factors mentioned above and whether the stock or bond trades upon an exchange.  Depending on the entity issuing the bond, it may or may or may not afford additional protections to the investor, such as a guarantee of return of principal by a government or bond insurance company.  There is typically no guarantee of any kind associated with the purchase of an individual stock.  Bonds are often owned by individuals interested in current income while stocks are generally owned by individuals seeking price appreciation with income a secondary concern.  The tax treatment of returns of bonds and stocks also differs given differential tax treatment of income versus capital gain.

Jonathan E. Lewis	Iraj Kani, PhD
Lead Portfolio Manager	Co-Portfolio Manager

The Fiera Capital STRONG Nations Currency Fund is distributed by Quasar Distributors, LLC.

It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedule of investments of this report.

Must be preceded or accompanied by a Prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings or geographical areas than a diversified fund. The Fund may also invest in gold, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit, management and the risk that a position could be closed when most advantageous. Investing in derivatives could lose more than the amount invested. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Fiera Capital STRONG Nations Currency Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/15 – 2/29/16).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Fiera Capital STRONG Nations Currency Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
	Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2015 -
	September 1, 2015	February 29, 2016	February 29, 2016*
Actual	$1,000.00	$ 988.70	$4.94
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.89	$5.02

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Fiera Capital STRONG Nations Currency Fund
Investment Highlights
(Unaudited)

The Fund seeks to generate positive returns with limited drawdowns over full market cycles and to provide investors with the diversification benefits of currencies as an asset class through investments in currencies that are associated with strong nations.  The Fund focuses on the currencies of nations with healthy economies and financial systems, healthy fiscal trends, more democratic governance, rule of law, transparency and with societies that are becoming more free.  We will also seek to hedge foreign currency exposures back into the dollar during periods of dollar rally.

STRONG nations are nations and regions that share the following characteristics:

S	Sustainability
Healthy Fiscal Trends
T	Transparency
Readily Available Data
R	Regulatory Quality
Rule of Law
O	Openness
Freer Countries and FX (foreign exchange or Forex) Rates
N	National Fundamentals
Healthier Economies and Financial Systems
G	Governance
More Democratic

Allocation of Securities
(% of Investments)*

*	As of February 29, 2016

Fiera Capital STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns – As of February 29, 2016

			Since
	One	Three	Inception
	Year	Years	(8/31/12)
Institutional Class	(4.65)%	(5.86)%	(5.11)%
BofA Merrill Lynch 3 Month Treasury Bill Index	0.08%	0.06%	0.07%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-855-SCA-FNDS (1-855-722-3637).

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph illustrates performance of a hypothetical investment made in Institutional Class shares of the Fund and a broad-based securities index on August 31, 2012, the inception date of the Fund.  The graph does not reflect any future performance.

The BofA Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that tracks 3 month U.S. government securities.  One cannot invest directly in an index.

Fiera Capital STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Institutional Class
Growth of $100,000 Investment

*	Inception Date

Fiera Capital STRONG Nations Currency Fund

Schedule of Investments

February 29, 2016 (Unaudited)

	Principal
	Amount	Currency	Value

AUSTRALIA – 6.45%

Foreign Government Bonds – 6.45%
Australia Government Bond
4.250%, 07/21/2017	2,000,000	AUD	$1,474,844
3.250%, 10/21/2018	2,500,000	AUD	1,853,772
Queensland Treasury Corp.
6.000%, 04/21/2016	2,400,000	AUD	1,722,066
TOTAL AUSTRALIA (Cost $5,616,705)			5,050,682

CANADA – 11.60%

Foreign Government Agency Issues – 5.63%
Province of British Columbia, Canada
1.200%, 04/25/2017	2,000,000	USD	2,007,216
Province of Manitoba, Canada
1.300%, 04/03/2017	2,000,000	USD	2,007,680
Province of Ontario, Canada
1.000%, 07/22/2016	400,000	USD	400,111
			4,415,007

Foreign Government Bonds – 5.97%
1.500%, 02/01/2017	3,500,000	CAD	2,610,333
0.250%, 05/01/2017	2,800,000	CAD	2,063,287
			4,673,620
TOTAL CANADA (Cost $9,697,038)			9,088,627

	Shares

GOLD – 9.69%
iShares Gold Trust (a)	318,550	USD	3,819,415
SPDR Gold Shares (a)	31,805	USD	3,773,345
TOTAL GOLD (Cost $6,885,724)			7,592,760

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 29, 2016 (Unaudited)

	Principal
	Amount	Currency	Value

MULTILATERAL INSTITUTIONS – 3.29%

Foreign Government Agency Issues – 3.29%
Inter-American Development Bank
1.125%, 03/15/2017	500,000	USD	$501,162
Nordic Investment Bank
5.000%, 02/01/2017	2,000,000	USD	2,076,810
TOTAL MULTILATERAL INSTITUTIONS
(Cost $2,576,003)			2,577,972

NEW ZEALAND – 4.51%

Foreign Government Bonds – 4.51%
New Zealand Government Bond
6.000%, 12/15/2017	3,000,000	NZD	2,106,980
5.000%, 03/15/2019	2,000,000	NZD	1,422,054
TOTAL NEW ZEALAND
(Cost $3,632,799)			3,529,034

SWEDEN – 3.63%

Foreign Government Bond – 3.63%
Sweden Government Bond
3.000%, 07/12/2016	24,000,000	SEK	2,839,618
TOTAL SWEDEN (Cost $3,621,299)			2,839,618

UNITED STATES – 53.75%

Municipal Bonds – 11.64%
City of Plano Texas
4.500%, 09/01/2025	1,000,000	USD	1,039,320
4.500%, 09/01/2026	1,000,000	USD	1,039,320
County of King Washington Sewer Revenue
5.000%, 01/01/2037	3,000,000	USD	3,177,180
New Jersey Economic
Development Authority
5.000%, 03/01/2019	500,000	USD	562,490
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 05/01/2025	1,000,000	USD	1,092,740

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 29, 2016 (Unaudited)

	Principal
	Amount	Currency	Value

UNITED STATES – 53.75% (Continued)

Municipal Bonds – 11.64% (Continued)
Northern Arizona University
5.000%, 06/01/2021	1,085,000	USD	$1,145,207
Orange County School Board
5.000%, 08/01/2022	1,000,000	USD	1,062,610
			9,118,867

	Shares

Short-Term Investments – 33.42%
Fidelity Institutional Money Market Funds –
Money Market Portfolio – Class I, 0.350%	26,175,983	USD	26,175,983

	Principal
	Amount

U.S. Government Notes – 5.12%
0.500%, 07/31/2017	1,000,000	USD	996,426
1.000%, 05/31/2018	3,000,000	USD	3,011,778
			4,008,204

U.S. Treasury Bill – 3.57%
0.457%, 09/15/2016 (b)	2,800,000	USD	2,793,067
TOTAL UNITED STATES
(Cost $42,058,993)			42,096,121
Total Investments
(Cost $74,088,561) – 92.92%			72,774,814
Other Assets in Excess of Liabilities – 7.08%			5,548,419
TOTAL NET ASSETS – 100.00%			$78,323,233

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown is effective yield based on the purchase price. The calculation assumes the security is held to maturity.

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
NZD – New Zealand Dollar
SEK – Swedish Krona

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Schedule of Open Forward Currency Contracts

February 29, 2016 (Unaudited)
Purchase Contracts:

				U.S. $		U.S. $
Counter-		Forward	Currency	Value at	Currency	Value on	Unrealized
party of	Notional	Expiration	to be	February 29,	to be	Origination	Appreciation
Contract	Amount	Date	Received	2016	Delivered	Date	(Depreciation)
STA	3,200,000	3/22/16	CAD	$2,365,140	USD	$2,302,987	$62,153
CITI	4,494,000,000	3/22/16	CLP	6,433,368	USD	6,315,168	118,200
CITI	152,350,000	3/22/16	CZK	6,126,109	USD	6,291,815	(165,706)
STC	24,430,000	3/22/16	ILS	6,263,991	USD	6,250,240	13,751
STA	56,500,000	3/22/16	MXN	3,110,152	USD	2,996,632	113,520
JPM	74,310,000	3/22/16	NOK	8,537,537	USD	8,604,579	(67,042)
STC	12,320,000	3/22/16	PLN	3,083,434	USD	3,116,983	(33,549)
JPM & STA	48,225,000	3/22/16	SEK	5,637,630	USD	5,673,141	(35,511)
							$5,816

Sale Contracts:

				U.S. $		U.S. $
Counter-		Forward	Currency	Value at	Currency	Value on	Unrealized
party of	Notional	Expiration	to be	February 29,	to be	Origination	Appreciation
Contract	Amount	Date	Received	2016	Delivered	Date	(Depreciation)
JPM & STA	6,700,000	3/22/16	USD	$7,293,663	EUR	$7,468,022	$174,359
							$174,359
							$180,175

Counterparty abbreviations:
CITI – Citigroup, Inc.
JPM – J.P. Morgan Chase Bank, N.A.
STA – State Street Bank & Trust Co.
STC – Standard Chartered Bank

Currency abbreviations:
CAD – Canadian Dollar
CLP – Chilean Peso
CZK – Czech Republic Koruna
EUR – Euro
ILS – Israeli Shequel
MXN – Mexican Peso
NOK – Norwegian Krone
PLN – Polish Zloty
SEK – Swedish Krona
USD – U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statement of Assets and Liabilities

February 29, 2016 (Unaudited)

ASSETS
Investments, at value (cost $74,088,561)	$72,774,814
Foreign currency, at value (cost $5,100,333)	5,110,490
Cash	100,000
Receivables:
Unrealized appreciation on forward currency exchange contracts	481,983
Interest	335,683
Other assets	5,802
TOTAL ASSETS	78,808,772

LIABILITIES
Payables:
To affiliates	32,895
To adviser	36,225
To broker	90,068
Unrealized depreciation on forward currency exchange contracts	301,808
Accrued expenses and other liabilities	24,543
TOTAL LIABILITIES	485,539
NET ASSETS	$78,323,233

Net assets consist of:
Paid-in capital	$87,565,918
Accumulated undistributed net investment loss	(3,839,477)
Accumulated net realized loss	(4,278,982)
Net unrealized appreciation (depreciation) on:
Investments	(1,313,747)
Forward contracts	180,175
Foreign currency translation	9,346
NET ASSETS	$78,323,233

Shares of beneficial interest outstanding (unlimited
number of shares authorized $0.001 par value)	4,714,687
Net asset value, redemption price and offering price per share	$16.61

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statement of Operations

For the Six Months Ended February 29, 2016 (Unaudited)

INVESTMENT INCOME
Interest income	$362,361
TOTAL INVESTMENT INCOME	362,361

EXPENSES
Management fees	279,161
Administration and accounting fees	50,571
Custody fees	24,061
Transfer agent fees and expenses	17,793
Audit and tax fees	14,912
Federal and state registration fees	7,618
Legal fees	7,152
Chief Compliance Officer fees	6,006
Reports to shareholders	3,347
Trustees’ fees and related expenses	2,597
Other expenses	3,876
TOTAL EXPENSES	417,094
Less expense waiver by Adviser (Note 4)	(18,167)
NET EXPENSES	398,927
NET INVESTMENT LOSS	(36,566)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on:
Investments	(205,980)
Forward contracts	(2,252,547)
Foreign currency translation	(137,929)
(2,596,456)
Net change in unrealized appreciation on:
Investments	1,140,900
Forward contracts	223,776
Foreign currency translation	281,902
1,646,578
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(949,878)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(986,444)

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2016	Year Ended
	(Unaudited)	August 31, 2015
FROM OPERATIONS
Net investment loss	$(36,566)	$(49,575)
Net realized loss on:
Investments	(205,980)	(2,968,844)
Forward contracts	(2,252,547)	(453,715)
Foreign currency translation	(137,929)	(1,799,962)
Net change in unrealized
appreciation (depreciation) on:
Investments	1,140,900	(2,186,638)
Forward contracts	223,776	308,753
Foreign currency translation	281,902	(155,520)
Net decrease in net assets from operations	(986,444)	(7,305,501)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	1,000,000	31,276,508
Payments for shares redeemed – Institutional Class	(4,348,359)	(17,201,933)
Net increase (decrease) in net assets
from capital share transactions	(3,348,359)	14,074,575
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(4,334,803)	6,769,074

NET ASSETS:
Beginning of Period	82,658,036	75,888,962
End of Period	$78,323,233	$82,658,036
ACCUMULATED NET INVESTMENT LOSS	$(3,839,477)	$(3,802,911)

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 29,	Year Ended	Year Ended		Year Ended
	2016	August 31,	August 31,		August 31,
	(Unaudited)	2015	2014		2013
Net Asset Value, Beginning of Period	$16.80	$18.40	$19.07		$20.00

Income from investment operations:
Net investment loss(1)	(0.01)	(0.01)	(0.01)		(0.03)
Net realized and unrealized
loss on investments	(0.18)	(1.59)	(0.66)		(0.85)
Total from investment operations	(0.19)	(1.60)	(0.67)		(0.88)

Less distributions paid:
From net investment income	—	—	(0.00	)(4)	(0.05)
Total distributions paid	—	—	—		(0.05)

Net Asset Value, End of Period	$16.61	$16.80	$18.40		$19.07

Total return(3)	(1.13)%	(8.70)%	(3.51)%		(4.43)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$78,323	$82,658	$75,889		$52,444

Ratio of expenses to average net assets:
Before waivers and
reimbursements of expenses(2)	1.05%	1.05%	1.20%		1.41%
After waivers and
reimbursements of expenses(2)	1.00%	1.00%	1.00%		1.00%
Ratio of net investment loss
to average net assets:
Before waivers and
reimbursements of expenses(2)	(0.14)%	(0.11)%	(0.23)%		(0.59)%
After waivers and
reimbursements of expenses(2)	(0.09)%	(0.06)%	(0.03)%		(0.18)%
Portfolio turnover rate(3)	92.38%	311.92%	131.27%		66.13%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Rounds to less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements
February 29, 2016 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fiera Capital STRONG Nations Currency Fund (the “Fund”), formerly known as the Samson STRONG Nations Currency Fund, represents a distinct series with its own investment objective and policies within the Trust.  The investment objective of the Fund is to generate positive returns with limited drawdowns over full market cycles and to provide investors with the diversification benefits of currencies as an asset class through investments in currencies that are associated with strong nations.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund currently offers only Institutional Class shares. Effective May 30, 2014, the Fund ceased offering its Investor Class shares to the public and began offering Institutional Class shares only.  The remaining Investor Class shares converted to Institutional shares on May 30, 2014.  The Fund became effective on August 31, 2012 and commenced investment operations on September 1, 2012.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Fiera Capital Inc. (the “Adviser”), the Fund’s investment adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited

establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Equities(1):
Gold Funds	$7,592,760	$—	$—	$7,592,760
Total Equities	$7,592,760	$—	$—	$7,592,760
Fixed Income(1):
Foreign Government
Agency Issues	$—	$6,992,979	$—	$6,992,979
Foreign Government Bonds	—	16,092,954	—	16,092,954
Municipal Bonds	—	9,118,867	—	9,118,867
U.S. Government Bills	—	2,793,067	—	2,793,067
U.S. Government Notes	—	4,008,204	—	4,008,204
Total Fixed Income	$—	$39,006,071	$—	$39,006,071
Short-Term Investments	$26,175,983	$—	$—	$26,175,983
Total Investments
in Securities	$33,768,743	$39,006,071	$—	$72,774,814
Other Financial
Instruments(2)	$—	$180,175	$—	$180,175

During the six months ended February 29, 2016, there were no transfers between levels for the Fund. The Fund did not hold any Level 3 securities during the period.

(1)	See the Schedule of Investments for geographic classifications.
(2)
Other financial instruments are forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.  See Schedule of  Open Forward Currency Contracts for a list of purchases and sales contracts.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

(b)	Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c)	Derivative Instruments

In pursuing its investment goal, the Fund may enter into derivative currency transactions, including currency forwards.  The Fund’s derivative transactions will typically be fully collateralized on a net basis.  The Fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency.  The Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 29, 2016 was as follows:

	Asset Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Appreciation on forward
Currency	currency exchange contracts	$481,983
Total		$481,983

	Liability Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Depreciation on forward
Currency	currency exchange contracts	$(301,808)
Total		$(301,808)

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended February 29, 2016:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted	Forward
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts	$(2,252,547)
Total	$(2,252,547)
Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income
Derivatives not accounted	Forward
for as hedging instruments	Currency Contracts
Foreign Exchange Contracts	$223,776
Total	$223,776

ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities” deals with offsetting assets and liabilities on the Statement of Assets and Liabilities with respect to derivative instruments.  The Fund is not subject to any Master Netting Arrangements, therefore the Fund was not required to offset any assets or liabilities.

The average monthly notional amount of forward currency contracts, in U.S. dollars, during the six months ended February 29, 2016 were as follows:

Long Positions	Short Positions
$40,267,703	$23,073,968

Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

(e)	Distributions to Shareholders

The Fund will distribute any net investment income at least annually.  The Fund will distribute any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(g)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(h)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.  Expenses directly attributable to a class of shares, which presently only include distribution and shareholder servicing fees, are recorded to the specific class.

(i)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds.  Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

(3)	Federal Tax Matters
The tax character of distributions paid during the years ended August 31, 2015 and 2014 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
August 31, 2015	$—	$—
August 31, 2014	$923	$—

As of August 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$70,450,178
Gross tax unrealized appreciation	765,652
Gross tax unrealized depreciation	(3,481,426)
Net tax unrealized appreciation (depreciation)	(2,715,774)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(5,540,467)
Total accumulated earnings (losses)	$(8,256,241)

At August 31, 2015 the Fund deferred, on a tax basis, late-year ordinary losses and post-October capital losses of:

Ordinary	Capital
$(3,801,756)	$(286,309)

At August 31, 2015 the Fund had tax basis capital losses which may be carried forward to offset future capital gains indefinitely.  To the extent that the Fund may realize future net capital gains, those gains will be offset by any of the unused capital loss carryforward.

Short-Term	Long-Term
$(818,702)	$(317,543)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2015, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

Accumulated Undistributed Net Investment Loss	$(676,237)
Accumulated Net Realized Gain	4,900,157
Paid-in Capital	(4,223,920)

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2015.  The Fund recognized no interest and penalties related to uncertain tax benefits during the fiscal year 2015.  At August 31, 2015, the fiscal years 2013-2015 remained open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s expenses at least through December 29, 2017 to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of interest, acquired fund fees and expenses, leverage expenses (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 1.00% (the “Expense Limitation Cap”) of the average daily net assets of the Fund.  For the six months ended February 29, 2016, expenses of $18,167 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

August 31, 2016	$109,138
August 31, 2017	$120,458
August 31, 2018	$38,283
February 28, 2019	$18,167

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund.  U.S.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian. Fees and expenses incurred for the six months ended February 29, 2016, and owed as of February 29, 2016 are as follows:

	Incurred	Owed
Administration and Accounting	$50,571	$15,983
Transfer Agency	$17,793	$5,369
Custody	$24,061	$9,534

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Fund also has a line of credit with US Bank (see Note 9).

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended February 29, 2016, the Fund was allocated $6,006 of the Trust’s Chief Compliance Officer fee.  At February 29, 2016, the Fund owed fees of $2,009 to USBFS for the Chief Compliance Officer’s services.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class	Six Months Ended	Year Ended
	February 29, 2016	August 31, 2015
Shares sold	59,737	1,776,442
Shares redeemed	(265,913)	(980,677)
Net (decrease) increase	(206,176)	795,765

(7)	Investment Transactions
The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended February 29, 2016, are summarized below.

Purchases
U.S. Government	$44,809,082
Other	12,335,713

Sales
U.S. Government	$68,454,707
Other	7,516,082

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 29, 2016 (Unaudited)

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. At February 29, 2016, Charles Schwab & Co., Inc., for the benefit of others, held 38.61% of the Fund’s outstanding shares.  At

February 29, 2016, National Financial Services, LLC, for the benefit of others, held 36.40% of the Fund’s outstanding shares.

(9)	Line of Credit

The Fund has a line of credit in the amount of the lesser of $3,000,000 or 33.33% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 12, 2016.  This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate (3.50% as of February 29, 2016).  The credit facility is with the Fund’s custodian, US Bank.  During the six months ended February 29, 2016, the Fund did not utilize the line of credit.

Fiera Capital STRONG Nations Currency Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Fiera Capital STRONG Nations Currency Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2015.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-855-SCA-FNDS (1-855-722-3637).

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	37	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 60		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
five portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	37	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 59		2001	(1986–present).		(an open-end
investment
company with
five portfolios).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Retired (2011–	37	Independent
615 E. Michigan St.		Term; Since	present); Managing		Manager,
Milwaukee, WI 53202		October 23,	Director, Chief		Ramius IDF
Age: 72		2009	Administrative		fund complex
			Officer (“CAO”) and		(two closed-
			Chief Compliance		end investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	37	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 53		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
five portfolios).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John P. Buckel	President	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	and	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,	Services, LLC
Age: 58	Executive	2013	(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,	Services, LLC
Age: 42	and	2013	(2002–present).
Principal
Financial
and
Accounting
Officer

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President,
Milwaukee, WI 53202	Officer,	July 1,	U.S. Bancorp Fund
Age: 55	Vice	2014	Services, LLC
	President		(January 2014–present);
	and		CCO (2003–2013) and
	Anti-Money		Senior Vice President,
	Laundering		Ariel Investments,
	Officer		LLC (2010–2013);
Vice President,
Ariel Investments,
LLC (2003–2010).

Adam W. Smith	Secretary	Indefinite	Assistant	N/A	N/A
615 E. Michigan St.		Term; Since	Vice President,
Milwaukee, WI 53202		May 29,	U.S. Bancorp Fund
Age: 34		2015	Services, LLC
(April 2012–present);
Research Associate,
Vista360, LLC (May
2010–April 2012).

Jesse J. Schmitting	Assistant	Indefinite	Assistant	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Vice President,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 33		2011	Services, LLC
(2008–present).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Cullen O. Small	Assistant	Indefinite	Assistant	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Vice President,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 28		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Officer,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,	Services, LLC
Age: 28		2015	(2011–present);
Student, Illinois
State University
(2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Officer,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,	Services, LLC
Age: 28		2015	(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-855-SCA-FNDS (1-855-722-3637).  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-855-SCA-FNDS (1-855-722-3637), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-SCA-FNDS (1-855-722-3637) to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Fiera Capital STRONG Nations Currency Fund

Investment Adviser	Fiera Capital Inc.
375 Park Avenue
8th Floor
New York, New York 10152

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

SZ-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

 Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date April 28, 2016

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date April 28, 2016

* Print the name and title of each signing officer under his or her signature.